Provisions - Environmental, litigation in progress and third-party liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) employee	Dec. 31, 2023 USD ($)
Other provisions [abstract]
Non-current provisions	$ 24,384		$ 19,970
Current provisions	83,132		122,757
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	163		174
Current provisions	1,448		1,909
Provision for Litigation
Other provisions [abstract]
Reversal of provisions for cost of restructuring	2,566
Provision for Litigation | FerroPem, S.A.S.
Other provisions [abstract]
Current provisions	587		611
Provision for Litigation | Ferroglobe France.
Other provisions [abstract]
Current provisions	2,675		5,574
Provision for Litigation | Globe Metallurgical Inc
Other provisions [abstract]
Current provisions		$ 18,000
Number of employees impacted | employee		2
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	8,263		10,596
Provisions for third-party liability | Ferroglobe France.
Other provisions [abstract]
Non-current provisions	$ 8,263		$ 10,596